Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 1,539,763	$ 1,526,795
Total accumulated depreciation	(796,230)	(730,263)
Property and equipment, net	743,533	796,532
Depreciation expense	109,462	115,031	$ 111,638
Land
Property, Plant and Equipment [Line Items]
Total cost	128,055	134,148
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	660,745	657,652
Equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 750,963	$ 734,995